GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 742
Intangible assets other than goodwill	328	$ 742
Research and development costs	301	290	$ 278
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	2,316	2,076
Acquisitions	82	61
Acquisitions through business combinations (note 2.2.4)	12	319
Disposals	(6)	(5)
Foreign exchange differences	(23)	(148)
Transfers to assets held for sale (note 2.3)		(32)
Transfers and other movements	454	(65)
Fully amortized intangible assets	(17)	(20)
Intangible assets other than goodwill	1,910	2,316	2,076
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(1,574)	(1,633)
Amortization charge	94	111
Foreign exchange differences	20	123
Transfers to assets held for sale (note 2.3)		27
Transfers and other movements	(49)	0
Fully amortized intangible assets	17	20
Intangible assets other than goodwill	(1,582)	(1,574)	(1,633)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	293
Intangible assets other than goodwill	197	293
Concessions, patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	745	766
Acquisitions	17	22
Acquisitions through business combinations (note 2.2.4)	0	2
Disposals	0	0
Foreign exchange differences	(8)	(61)
Transfers to assets held for sale (note 2.3)		(32)
Transfers and other movements	107	(64)
Fully amortized intangible assets	(17)	(16)
Intangible assets other than goodwill	630	745	766
Concessions, patents and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(452)	(491)
Amortization charge	53	47
Foreign exchange differences	7	44
Transfers to assets held for sale (note 2.3)		27
Transfers and other movements	(48)	1
Fully amortized intangible assets	17	16
Intangible assets other than goodwill	(433)	(452)	(491)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	90
Intangible assets other than goodwill	95	90
Customer relationships and trade marks | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1,128	1,214
Acquisitions	0	0
Acquisitions through business combinations (note 2.2.4)	12	0
Disposals	0	0
Foreign exchange differences	(11)	(83)
Transfers to assets held for sale (note 2.3)		0
Transfers and other movements	(4)	(1)
Fully amortized intangible assets	0	(4)
Intangible assets other than goodwill	1,133	1,128	1,214
Customer relationships and trade marks | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(1,038)	(1,096)
Amortization charge	11	22
Foreign exchange differences	11	76
Transfers to assets held for sale (note 2.3)		0
Transfers and other movements	0	0
Fully amortized intangible assets	0	4
Intangible assets other than goodwill	(1,038)	(1,038)	(1,096)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	359
Intangible assets other than goodwill	36	359
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	443	96
Acquisitions	65	39
Acquisitions through business combinations (note 2.2.4)	0	317
Disposals	(6)	(5)
Foreign exchange differences	(4)	(4)
Transfers to assets held for sale (note 2.3)		0
Transfers and other movements	351	0
Fully amortized intangible assets	0	0
Intangible assets other than goodwill	147	443	96
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(84)	(46)
Amortization charge	30	42
Foreign exchange differences	2	3
Transfers to assets held for sale (note 2.3)		0
Transfers and other movements	(1)	(1)
Fully amortized intangible assets	0	0
Intangible assets other than goodwill	(111)	$ (84)	$ (46)
Emission rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Transfers and other movements	$ (158)